GLENBROOK LIFE AND ANNUITY COMPANY
                           Law & Regulation Department
                          3100 Sanders Road, Suite J5B
                           Northbrook, Illinois 60062

                         Direct Dial Number 847 402-5795
                             Facsimile 847 402-3781
                           E-Mail apoole@allstate.com


ANTHNONY POOLE
COUNSEL


                                   May 7, 2001



BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re: Glenbrook Life Multi-Manager Variable Account (Registrant") File No. 333-55306
                  CIK No.  0000945094

Commissioners:

On behalf of Registrant, I certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), that:

     (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the most recent amendment ("Amendment") to the above-referenced registration statement; and

     (2) Registrant electronically filed the text of the Amendment with the Commission.


                                   Sincerely,



                                  /s/ANTHONY POOLE
                                  ------------------
                                  Anthony Poole
                                  Counsel